CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 7,129	$ 15,979
Accounts receivable, net of allowance for credit losses of $400 and $345 thousand as of December 31, 2024 and 2023 respectively	29,697	20,009
Restricted deposit	0	661
Other current assets and prepaid expenses	7,848	6,397
Inventory	68,540	51,280
Total current assets	113,214	94,326
NON-CURRENT ASSETS:
Restricted deposit	305	302
Investment in affiliates	2,901	2,168
Funds in respect of employee rights upon retirement	654	664
Deferred income taxes	877	994
Property, plant and equipment, net	41,576	42,554
Operating lease right of use assets	2,282	2,746
Intangible assets, net	1,553	1,823
Total non-current assets	50,148	51,251
Total assets	163,362	145,577
CURRENT LIABILITIES:
Current maturities of long-term loans	2,083	2,200
Short term loans	4,350	12,138
Accounts payable	12,158	9,988
Accrued expenses and other	18,594	13,952
Current maturities of operating lease liabilities	939	1,033
Total current liabilities	38,124	39,311
NON-CURRENT LIABILITIES:
Long-term loans	10,938	12,886
Liability in respect of employee rights upon retirement	986	1,000
Operating lease liabilities	1,345	1,697
Total non-current liabilities	13,269	15,583
COMMITMENTS AND CONTINGENCIES
Total liabilities	51,393	54,894
SHAREHOLDERS 'EQUITY:
Ordinary shares of NIS 0 par value and NIS 0.9 par value at December 31, 2024 and at December 31, 2023 respectively:Authorized: 13,000,000 shares at December 31, 2024 and at December 31, 2023; Issued: 11,214,831 and 10,377,085 shares at December 31, 2024 and at December 31, 2023 respectively; Outstanding: 10,940,358 and 10,102,612 shares at December 31, 2024 and at December 31, 2023 respectively	0	3,140
Additional paid-in capital	89,697	76,335
Treasury shares, at cost, 274,473 shares at December 31, 2024 and 2023	(2,088)	(2,088)
Accumulated other comprehensive income	(76)	27
Retained earnings	24,436	13,269
Total shareholders' equity	111,969	90,683
Total liabilities and shareholders' equity	$ 163,362	$ 145,577